Other non-operating income (expenses), net	6 Months Ended
Jun. 30, 2024
Other Income and Expenses [Abstract]
Other non-operating income (expenses), net	Other non-operating income (expenses), net

	Six Months Ended June 30,
	2023	2024
	RMB	RMB
Change in fair value of an equity security (Note 7)	27,722	(27,421)
Change in fair value of warrant liabilities (Note 14)	4,781	(236)
Change in fair value of derivative financial assets	16,189	—
Government grants	2,695	9,172
Foreign currency exchange losses, net	(34,668)	(4,494)
Total other non-operating income (expenses), net	16,719	(22,979)